Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of Disaggregated by Primary Geographical Markets and Revenue - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived assets	$ 4,006,209	$ 4,576,460
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived assets	33,604	48,879
Canada
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived assets	$ 3,972,605	$ 4,527,581